Other income	12 Months Ended
Mar. 31, 2023
Other income

10 Other income

	March 31,
	2021	2022	2023
Liability no longer required to be paid	87,925	119,708	140,693
Government grant	7,883	-	-
Gain on termination/rent concession of leases	33,238	35,847	1,811
Gain on sale of property, plant and equipment (net)	2,480	1,931	3,800
Miscellaneous income	519	1,162	6,216
Total	132,045	158,648	152,520

Government grant includes the Company’s entitlement to receive duty credit scripts as grant under Service Exports from India Scheme (SEIS) from the Government of India on achievement of certain conditions as notified under the scheme. Such scripts can be utilized against the payment of custom duty at the time of import of goods or services to India. Refer to note 27 for more details.

Liability no longer required to be paid represent trade payables, that through the expiry of time, the Group has no further legal obligation to vendors.

Gain on termination/ rent concession of leases income include Nil (March 31, 2022: INR 8,485 and March 31, 2021: INR 22,036) gain on account of rent concession occurring as a direct consequence of the Covid-19 pandemic.